Disposition of OCEN, TelevisaUnivision Transaction, and Spun-off Businesses	12 Months Ended
Dec. 31, 2023
Disposition of OCEN, TelevisaUnivision Transaction, and Spun-off Businesses
Disposition of OCEN, TelevisaUnivision Transaction, and Spun-off Businesses
3.	Disposition of OCEN, TelevisaUnivision Transaction, and Spun-off Businesses

In December 2021, the Company concluded the sale of its former 40% equity stake in OCESA Entretenimiento, S.A. de C.V. (“OCEN”) to Live Nation Entertainment, Inc. (“Live Nation”) and received a payment in cash of Ps.4,806,549; recognized an account receivable of Ps.364,420 in connection with a 7% retention of the total amount of the transaction to cover OCEN potential operating losses, if any, for a period of time following closing; and accounted for a related pretax gain of Ps.4,547,029 as other income in its consolidated statement of income for the year ended December 31, 2021. In the second quarter of 2022, Live Nation paid to the Company the holdback amount of Ps.364,420, and a purchase price adjustment of Ps.35,950 in connection with this transaction (see Note 22).

On April 13, 2021, the Company and Univision Holdings, Inc. (“UHI”) announced a transaction agreement (the “Transaction Agreement”) in which the Group’s content and media assets would be combined with Univision Holdings II, Inc. (“UH II,” the successor company of UHI), and the Group would continue to participate in UH II, with an equity stake of approximately 45% following the closing of the transaction. The Group would also retain ownership of its Cable, Sky and Other Businesses segments, as well as the main real estate associated with the production facilities, the broadcasting concessions and transmission infrastructure in Mexico. The Group would contribute to UH II the net assets specified in the Transaction Agreement, including, subject to certain exceptions, its Content business, for a total value of U.S.$4,500 million, comprised of U.S.$3,000 million in cash, U.S.$750 million in common stock of UH II and U.S.$750 million in preferred stock of UH II, with an annual dividend of 5.5%. In connection with this transaction, UH II would receive all assets, intellectual property and library related to the News division of the Group’s Content business but would outsource production of news content for Mexico to a company owned by the Azcárraga family. The combination was approved by each of the Board of Directors of the Company, the Board of Directors of UHI, and the Stockholders of the Company in the first half of 2021. The transaction was subject to customary closing conditions, including receipt of regulatory approvals in primarily in the United States and Mexico, among others. On September 14, 2021, the Mexican Institute of Telecommunications (Instituto Federal de Telecomunicaciones or “IFT”) announced its approval of this transaction. On January 24, 2022, the Company and UH II announced that all required regulatory approvals for the transaction had been already received by that date. On January 31, 2022, the Group, TelevisaUnivision (formerly known as UH II) and other parties closed the TelevisaUnivision Transaction, and the Group recognized an income from disposition of discontinued operations in the aggregate amount of Ps.93,066,741 in its consolidated statement of income for the year ended December 31, 2022, comprising a consideration in cash received from TelevisaUnivision in the aggregate amount of U.S.$2,971.3 million (Ps.61,214,741), a consideration in common and preferred stock of TelevisaUnivision, in the aggregate amount of U.S.$1,500.0 million (Ps.30,912,000), and a cash consideration received from Tritón Comunicaciones, S.A. de C.V. (“Tritón”) a company of the Azcárraga family, in the amount of Ps.940,000, related to the rights for the production of news content for Mexico. Also, in connection with the TelevisaUnivision Transaction, the Group (i) began to present and disclose the results of operations of its disposed businesses as discontinued operations in its consolidated statements of income for any comparative prior period and for the month ended January 31, 2022; (ii) recognized a net gain (loss) on disposition of discontinued operations of Ps.56,065,530 and Ps.(1,943,647), for the years ended December 31, 2022 and 2021, respectively; and (iii) recognized as deferred revenue a prepayment made by TelevisaUnivision in the aggregate amount of U.S.$276.2 million (Ps.5,729,377), for the use of concession rights owned by the Group, which was classified as current and non-current liabilities in the Group’s consolidated statement of financial position (see Notes 2, 10, 20, 26 and 28).

On October 27, 2022, the Board of Directors of the Company approved a proposal to separate from the Group certain businesses that were part of its Other Businesses segment, including its fútbol operations, the Azteca Stadium, the gaming operations, and publishing and distribution of magazines, as well as certain related assets and liabilities (the “Spun-off Businesses”). On April 26, 2023, the Company’s stockholders approved this proposal. On January 31, 2024, this proposal was carried out through the Spin-off, creating a new controlling entity, Ollamani, S.A.B. (“Ollamani”), that holds the Spun-off Businesses, and has the same shareholding structure as the Company. On February 12, 2024, the Group and Ollamani obtained all of the required corporate and regulatory authorizations for the Spin-off. As of December 31, 2023, the Group continued to present the Spun-off Businesses as part of the Group’s Other Businesses segment and their results of operations as part of the Group’s continuing operations, as the required regulatory approvals had not been obtained as of that date, and those approvals were considered substantive (see Notes 26 and 29).